Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000909427
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2012